Fees Summary	May 12, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 4,000,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	552,400.00
Total Offset Amount	0.00
Net Fee	$ 552,400.00
Narrative - Max Aggregate Offering Amount | shares	4,000,000,000
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true